JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.5%
Fixed Income — 17.0%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	25,132	172,908
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	829	4,720
JPMorgan High Yield Fund Class R6 Shares (a)	20,798	127,907
Total Fixed Income		305,535
International Equity — 2.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,516	37,586
U.S. Equity — 23.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,539	420,558
Total Investment Companies (Cost $671,755)		763,679
Exchange-Traded Funds — 33.6%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	222	17,265
Fixed Income — 11.3%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,578	158,245
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	24	1,048
JPMorgan Inflation Managed Bond ETF (a)	972	43,933
Total Fixed Income		203,226
International Equity — 15.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	802	37,170
JPMorgan BetaBuilders International Equity ETF (a)	4,503	234,622
Total International Equity		271,792
U.S. Equity — 6.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	796	59,913
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	967	51,684
Total U.S. Equity		111,597
Total Exchange-Traded Funds (Cost $596,116)		603,880
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 5.7%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	276	263
2.75%, 2/1/2026	66	62
2.20%, 2/4/2026	85	78
2.70%, 2/1/2027	1,722	1,559
3.45%, 11/1/2028	200	180
L3Harris Technologies, Inc. 5.40%, 7/31/2033	206	198
Northrop Grumman Corp.
5.15%, 5/1/2040	242	221
3.85%, 4/15/2045	220	164

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
RTX Corp.
2.25%, 7/1/2030	422	340
5.15%, 2/27/2033	155	147
2.82%, 9/1/2051	385	220
		3,432
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	408
Hyundai Capital America
2.65%, 2/10/2025 (b)	700	669
1.30%, 1/8/2026 (b)	100	90
2.38%, 10/15/2027 (b)	835	723
		1,890
Banks — 1.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	199
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	199
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	210	206
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	535
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	237	232
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,407	1,296
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	305	288
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	430	414
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	460	454
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	675	532
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	390	363
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	226	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	188
Bank of Montreal (Canada) 5.72%, 9/25/2028	280	277
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	257
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (b)	225	224
1.60%, 10/4/2026 (b)	365	321
5.79%, 7/13/2028 (b)	200	198
Barclays plc (United Kingdom)
4.34%, 1/10/2028	300	278
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	150
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	280	265
BNP Paribas SA (France) (SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	300
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,017	923
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	290	216

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	255	255
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	502	454
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	940	743
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	290	186
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	500	483
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	657	587
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	250	250
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	335	288
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	200	197
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,600
(SOFR + 3.35%), 7.39%, 11/3/2028 (c)	245	253
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	169
Huntington National Bank (The) 5.65%, 1/10/2030	337	318
ING Groep NV (Netherlands) (SOFR + 1.56%), 6.08%, 9/11/2027 (c)	295	294
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (b)	435	422
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	195
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	330	292
3.74%, 3/7/2029	934	849
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	520	513
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200	204
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	200	187
(ICE LIBOR USD 3 Month + 1.87%), 4.45%, 5/8/2030 (c)	210	190
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	200	192
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	195
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (c)	264	239
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	500	453
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	635	639
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	201
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	360	357
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	473
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	179

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	420	414
5.71%, 1/13/2030	420	411
Swedbank AB (Sweden) 6.14%, 9/12/2026 (b)	260	259
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	180	179
5.16%, 1/10/2028	190	185
5.52%, 7/17/2028	70	69
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	155	153
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	140	125
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	177
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	182
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,603
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	285	278
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	95	90
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	105
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	320	251
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (d)	70	43
3.13%, 11/18/2041 (d)	224	138
		27,337
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	218
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	300	279
3.20%, 11/21/2029	720	635
4.05%, 11/21/2039	500	409
4.25%, 11/21/2049	240	190
Amgen, Inc.
5.25%, 3/2/2033	255	244
3.00%, 1/15/2052	520	314
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	190
		2,261
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	410
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	201
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	173
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	293	298

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
1.25%, 8/7/2026	370	323
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	905	818
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,432
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,159
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	528	471
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	711	711
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	420
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	250	189
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	395	380
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	355	341
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	710	543
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	169
Nasdaq, Inc. 5.55%, 2/15/2034	90	86
S&P Global, Inc.
2.70%, 3/1/2029	322	282
4.25%, 5/1/2029	303	286
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	222
4.28%, 1/9/2028 (b)	1,120	1,030
		9,333
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	218	204
EIDP, Inc. 4.50%, 5/15/2026	236	230
LYB International Finance III LLC 1.25%, 10/1/2025	142	129
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	100
		663
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	494
6.50%, 7/15/2025	275	275
2.45%, 10/29/2026	1,005	900
6.10%, 1/15/2027	290	289
3.00%, 10/29/2028	150	129
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	110	104
5.50%, 1/15/2026 (b)	1,075	1,041
2.13%, 2/21/2026 (b)	150	134
4.25%, 4/15/2026 (b)	25	23
2.53%, 11/18/2027 (b)	1,132	956
Capital One Financial Corp.
3.80%, 1/31/2028	200	180
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	172

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc. 3.80%, 4/7/2025	310	299
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	31	31
		5,027
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	190	144
2.50%, 2/10/2041 (b)	125	76
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	300	200
3.63%, 5/13/2051 (b)	335	207
		627
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	259	231
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	84
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	298
WP Carey, Inc. 2.40%, 2/1/2031	183	142
		440
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	148
3.50%, 6/1/2041	664	461
3.55%, 9/15/2055	398	244
Sprint Capital Corp. 6.88%, 11/15/2028	105	109
Verizon Communications, Inc. 2.65%, 11/20/2040	236	149
		1,111
Electric Utilities — 0.5%
Baltimore Gas and Electric Co. 5.40%, 6/1/2053	280	257
Duke Energy Corp. 6.10%, 9/15/2053	580	563
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	78
Duke Energy Progress LLC 2.90%, 8/15/2051	170	100
Edison International 5.75%, 6/15/2027	265	263
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	187
Entergy Arkansas LLC 2.65%, 6/15/2051	88	49
Entergy Louisiana LLC
4.00%, 3/15/2033	202	175
2.90%, 3/15/2051	80	47
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	282	274
Evergy, Inc. 2.90%, 9/15/2029	512	437
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	560	508
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	235	184
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	306
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	156	129

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	236	227
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	118	81
MidAmerican Energy Co. 5.85%, 9/15/2054	120	118
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	328	189
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	430	429
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	104
2.45%, 12/2/2027 (b)	410	348
Pacific Gas and Electric Co.
3.45%, 7/1/2025	140	133
2.95%, 3/1/2026	831	765
6.40%, 6/15/2033	150	145
3.75%, 8/15/2042 (e)	86	55
4.30%, 3/15/2045	90	61
PacifiCorp
4.15%, 2/15/2050	144	101
5.50%, 5/15/2054	8	7
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	188
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	122
Series A-4, 5.21%, 12/1/2047	80	73
Series A-5, 5.10%, 6/1/2052	150	134
Public Service Co. of Oklahoma 5.25%, 1/15/2033	240	228
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	190	177
Series A-2, 5.11%, 12/15/2047	80	72
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	181	173
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	209
5.85%, 11/1/2027	289	291
Series C, 4.13%, 3/1/2048	152	113
5.88%, 12/1/2053	134	126
Southern Co. (The) 5.70%, 3/15/2034	130	127
Union Electric Co. 3.90%, 4/1/2052	198	145
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	428	423
		8,921
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	366	343
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	108
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	145	141
Global Payments, Inc.
3.20%, 8/15/2029	395	336
5.30%, 8/15/2029	71	68
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	251	162
		815

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	159	129
JBS USA LUX SA 6.75%, 3/15/2034 (b)	270	263
Kellogg Co. 5.25%, 3/1/2033	199	190
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	211
4.38%, 6/1/2046	137	107
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	508	388
		1,288
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	147
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	184
Southern California Gas Co. 6.35%, 11/15/2052	150	153
		484
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	159
CSX Corp. 3.80%, 11/1/2046	241	176
Norfolk Southern Corp. 3.05%, 5/15/2050	237	147
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	250	247
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	800	714
Union Pacific Corp. 3.55%, 8/15/2039	345	265
		1,708
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	67
DH Europe Finance II SARL 3.25%, 11/15/2039	123	92
		159
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	125
Banner Health 1.90%, 1/1/2031	323	252
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	122
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	142
CommonSpirit Health
1.55%, 10/1/2025	85	78
2.78%, 10/1/2030	195	161
3.91%, 10/1/2050	80	57
Elevance Health, Inc. 2.25%, 5/15/2030	488	397
HCA, Inc.
5.25%, 6/15/2026	1,104	1,081
5.50%, 6/15/2047	140	120
3.50%, 7/15/2051	125	78
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	110
MultiCare Health System 2.80%, 8/15/2050	149	83
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	32
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	105
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	134

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	110
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	215
		3,402
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	475	356
Healthpeak OP LLC 2.13%, 12/1/2028	334	280
Physicians Realty LP 2.63%, 11/1/2031	135	102
Sabra Health Care LP 3.20%, 12/1/2031	215	161
		899
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	165
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	275	151
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.25%, 6/1/2025	1,014	967
5.80%, 3/1/2033	211	206
5.75%, 10/1/2041	210	189
Southern Power Co. 5.15%, 9/15/2041	260	223
		1,585
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (b)	349	340
2.50%, 1/14/2025 (b)	141	133
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	138
Brown & Brown, Inc. 2.38%, 3/15/2031	488	377
Corebridge Global Funding 5.90%, 9/19/2028 (b)	180	180
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	352	210
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	510	352
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	200	169
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	53
3.30%, 5/15/2050 (b)	495	313
		2,265
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.60%, 5/15/2053	245	232
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	190
Machinery — 0.0% ^
Otis Worldwide Corp.
5.25%, 8/16/2028	250	246
3.11%, 2/15/2040	290	207
		453

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	118
3.50%, 3/1/2042	115	71
3.70%, 4/1/2051	532	310
Comcast Corp.
3.25%, 11/1/2039	431	315
2.80%, 1/15/2051	585	342
5.35%, 5/15/2053	745	679
Discovery Communications LLC 3.63%, 5/15/2030	210	178
		2,013
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	320	312
BHP Billiton Finance USA Ltd. (Australia) 5.25%, 9/8/2030	330	322
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	398	315
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	268
		1,217
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	139
Consumers Energy Co. 3.25%, 8/15/2046	117	79
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	224
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	101
WEC Energy Group, Inc. 1.38%, 10/15/2027	266	225
		768
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	295	221
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	193
BP Capital Markets America, Inc.
3.63%, 4/6/2030	365	329
2.77%, 11/10/2050	238	140
Coterra Energy, Inc. 3.90%, 5/15/2027	155	145
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	180	172
Energy Transfer LP
3.90%, 7/15/2026	404	382
4.40%, 3/15/2027	475	450
5.00%, 5/15/2044 (e)	565	442
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	290
Exxon Mobil Corp. 3.00%, 8/16/2039	734	535
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	195	152
4.32%, 12/30/2039 (b)	135	93
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	237	182
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	507
3.45%, 10/15/2027 (b)	334	296

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
HF Sinclair Corp. 5.88%, 4/1/2026	123	123
MPLX LP 4.50%, 4/15/2038	256	207
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	210	167
Phillips 66 Co. 3.55%, 10/1/2026	245	231
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	509	506
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	345
		5,887
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	259
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	59
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	295	246
Merck & Co., Inc.
2.35%, 6/24/2040	348	228
5.00%, 5/17/2053	35	32
5.15%, 5/17/2063	25	23
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	348
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	253
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	263	246
Viatris, Inc.
3.85%, 6/22/2040	292	190
4.00%, 6/22/2050	203	123
Zoetis, Inc. 5.60%, 11/16/2032	289	288
		2,036
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	169
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	482	347
1.90%, 3/15/2033	65	46
		393
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	152
2.50%, 8/16/2031	110	83
NNN REIT, Inc. 5.60%, 10/15/2033	100	94
Realty Income Corp. 1.80%, 3/15/2033	275	193
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	630	599
		1,121
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	236	158
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	451
3.19%, 11/15/2036 (b)	228	164

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.
5.63%, 2/10/2043	80	76
5.70%, 2/10/2053	135	127
KLA Corp. 3.30%, 3/1/2050	442	294
NXP BV (China) 3.25%, 5/11/2041	365	247
Texas Instruments, Inc. 5.05%, 5/18/2063	200	177
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	370	281
4.63%, 7/22/2032 (b)	200	188
		2,163
Software — 0.1%
Intuit, Inc. 5.50%, 9/15/2053	70	67
Oracle Corp.
3.80%, 11/15/2037	799	610
5.55%, 2/6/2053	160	140
Roper Technologies, Inc. 1.75%, 2/15/2031	277	210
VMware, Inc.
1.40%, 8/15/2026	421	372
4.70%, 5/15/2030	415	382
		1,781
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	205	170
1.88%, 10/15/2030	1,190	901
CubeSmart LP 2.00%, 2/15/2031	570	429
Equinix, Inc. 2.90%, 11/18/2026	360	330
Extra Space Storage LP 2.40%, 10/15/2031	305	233
		2,063
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	156	139
Lowe's Cos., Inc.
1.70%, 10/15/2030	240	184
3.70%, 4/15/2046	509	353
		676
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	500	379
2.70%, 8/5/2051	295	179
Dell International LLC 6.20%, 7/15/2030	970	978
		1,536
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	283
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	407

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	265	203
3.73%, 9/25/2040	398	267
		1,160
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	440	418
2.88%, 1/15/2026	250	233
1.88%, 8/15/2026	700	622
		1,273
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	208
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052	160	117
Sprint LLC 7.63%, 3/1/2026	73	75
T-Mobile USA, Inc. 2.55%, 2/15/2031	670	533
		933
Total Corporate Bonds (Cost $121,288)		101,994
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	12,092	6,941
1.13%, 8/15/2040	10,449	5,940
2.25%, 5/15/2041	259	178
1.75%, 8/15/2041	2,225	1,386
3.38%, 8/15/2042	5,050	4,092
3.88%, 2/15/2043	1,110	966
3.88%, 5/15/2043	325	283
2.25%, 8/15/2046	645	409
1.25%, 5/15/2050	853	402
1.38%, 8/15/2050	17,855	8,713
1.63%, 11/15/2050	1,836	962
2.25%, 2/15/2052	1,090	669
3.00%, 8/15/2052	2,895	2,109
3.63%, 2/15/2053	1,110	918
U.S. Treasury Notes
0.88%, 1/31/2024 (f)	5,169	5,092
4.00%, 12/15/2025	865	847
4.00%, 2/15/2026	150	147
4.63%, 3/15/2026	1,785	1,773
1.88%, 2/28/2027	1,314	1,196
2.75%, 7/31/2027	100	93
3.13%, 8/31/2027	3,820	3,605
4.13%, 9/30/2027	4,160	4,073
0.63%, 12/31/2027	2,720	2,300
2.75%, 2/15/2028	5,720	5,290
3.63%, 3/31/2028	9,505	9,112

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.25%, 4/30/2028	2,990	2,574
1.00%, 7/31/2028	1,570	1,324
2.88%, 4/30/2029	4,495	4,105
3.25%, 6/30/2029	575	534
3.13%, 8/31/2029	5,401	4,977
3.88%, 9/30/2029	1,470	1,410
3.50%, 1/31/2030	3,830	3,590
3.63%, 3/31/2030	1,050	990
2.88%, 5/15/2032	730	641
2.75%, 8/15/2032	3,956	3,426
3.50%, 2/15/2033	4,160	3,817
3.88%, 8/15/2033	1,575	1,488
U.S. Treasury STRIPS Bonds
1.04%, 8/15/2026 (g)	2,735	2,386
1.16%, 5/15/2027 (g)	2,780	2,346
4.63%, 11/15/2040 (g)	1,040	435
4.65%, 2/15/2041 (g)	665	274
Total U.S. Treasury Obligations (Cost $121,005)		101,813
Mortgage-Backed Securities — 5.3%
FHLMC Gold Pools, Other
Pool # WA4424, 4.40%, 12/1/2027	1,272	1,228
Pool # WN1157, 1.80%, 11/1/2028	985	836
Pool # WA1626, 3.45%, 8/1/2032	1,181	1,039
Pool # WN3225, 3.80%, 10/1/2034	750	656
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	543	480
Pool # QB1397, 2.50%, 7/1/2050	79	63
Pool # QB4026, 2.50%, 10/1/2050	1,869	1,508
Pool # QB4045, 2.50%, 10/1/2050	1,174	939
Pool # QB4484, 2.50%, 10/1/2050	693	560
Pool # QB4542, 2.50%, 10/1/2050	698	565
Pool # RA4224, 3.00%, 11/1/2050	277	230
Pool # QB8503, 2.50%, 2/1/2051	796	636
Pool # QC4789, 3.00%, 7/1/2051	645	537
Pool # QD4686, 4.00%, 1/1/2052	453	404
Pool # QE1637, 4.00%, 5/1/2052	311	281
Pool # QE1832, 4.50%, 5/1/2052	349	325
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	913	892
Pool # FM3118, 3.00%, 5/1/2050	467	392
Pool # BQ2894, 3.00%, 9/1/2050	1,035	868
Pool # BQ3996, 2.50%, 10/1/2050	674	541
Pool # BQ5243, 3.50%, 10/1/2050	385	335
Pool # CA7398, 3.50%, 10/1/2050	983	858
Pool # BR4318, 3.00%, 1/1/2051	197	164
Pool # CA8637, 4.00%, 1/1/2051	1,798	1,628
Pool # CB2637, 2.50%, 1/1/2052	906	722

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BU3079, 3.00%, 1/1/2052	471	391
Pool # BV0273, 3.00%, 1/1/2052	1,294	1,077
Pool # CB2670, 3.00%, 1/1/2052	849	702
Pool # BV4831, 3.00%, 2/1/2052	445	369
Pool # BV0295, 3.50%, 2/1/2052	1,170	1,027
Pool # BV3950, 4.00%, 2/1/2052	553	495
Pool # BV6743, 4.50%, 5/1/2052	429	398
Pool # BY4714, 5.00%, 6/1/2053	996	940
Pool # BY4761, 5.00%, 6/1/2053	374	353
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	630	621
Pool # AM3010, 5.07%, 3/1/2028	549	546
Pool # BL8639, 1.09%, 4/1/2028	768	644
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,446
Pool # AM5319, 4.34%, 1/1/2029	492	474
Pool # BS8149, 4.97%, 9/1/2029	900	886
Pool # BL4956, 2.41%, 11/1/2029	1,261	1,084
Pool # BS0448, 1.27%, 12/1/2029	1,061	842
Pool # BL9748, 1.60%, 12/1/2029	443	361
Pool # AN7593, 2.99%, 12/1/2029	325	287
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,833
Pool # BL9252, 1.37%, 3/1/2030	386	308
Pool # AN8285, 3.11%, 3/1/2030	332	295
Pool # BS0154, 1.28%, 4/1/2030	263	207
Pool # AM8544, 3.08%, 4/1/2030	139	124
Pool # AN8990, 3.53%, 4/1/2030	470	443
Pool # BS7168, 4.57%, 6/1/2030	684	657
Pool # BL9251, 1.45%, 10/1/2030	838	659
Pool # AM4789, 4.18%, 11/1/2030	251	233
Pool # BL9891, 1.37%, 12/1/2030	593	462
Pool # BS0025, 1.38%, 12/1/2030	1,128	889
Pool # BL9494, 1.46%, 12/1/2030	265	204
Pool # BS8442, 4.74%, 4/1/2031	1,077	1,043
Pool # BS2915, 1.87%, 5/1/2031	210	166
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,587
Pool # BS7437, 5.04%, 8/1/2031	870	856
Pool # BS4563, 2.01%, 1/1/2032	255	201
Pool # BS5580, 3.68%, 1/1/2032	1,080	966
Pool # BM6898, 2.15%, 2/1/2032 (h)	557	444
Pool # BS4654, 2.39%, 3/1/2032	875	715
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,051
Pool # AN5952, 3.01%, 7/1/2032	353	304
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,365
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,443
Pool # BS6095, 4.14%, 7/1/2032	480	443
Pool # BS6345, 3.91%, 8/1/2032	510	459
Pool # BM3226, 3.44%, 10/1/2032 (h)	1,379	1,227
Pool # BS6822, 3.81%, 10/1/2032	980	876

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,659
Pool # BS6872, 4.41%, 10/1/2032	285	267
Pool # BS6926, 4.51%, 10/1/2032	355	337
Pool # BS6928, 4.55%, 10/1/2032	310	294
Pool # BS6954, 4.93%, 10/1/2032	782	763
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,019
Pool # BS7090, 4.45%, 12/1/2032	1,039	978
Pool # BS7113, 4.90%, 12/1/2032	295	287
Pool # AN7923, 3.33%, 1/1/2033	640	549
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,140
Pool # BS7398, 4.74%, 2/1/2033	845	812
Pool # BS5357, 3.41%, 3/1/2033	799	686
Pool # AN9067, 3.51%, 5/1/2033	345	301
Pool # BS8416, 4.56%, 5/1/2033	580	549
Pool # BS5511, 3.45%, 8/1/2033	1,074	928
Pool # BS5127, 3.15%, 9/1/2033	615	514
Pool # BL1012, 4.03%, 12/1/2033	335	302
Pool # BL0900, 4.08%, 2/1/2034	190	171
Pool # BL7124, 1.93%, 6/1/2035	705	528
Pool # AN4430, 3.61%, 1/1/2037	663	600
Pool # BL6060, 2.46%, 4/1/2040	595	388
Pool # BF0230, 5.50%, 1/1/2058	1,460	1,457
Pool # BF0497, 3.00%, 7/1/2060	696	557
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 10/25/2053 (i)	448	355
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,029	901
Pool # BR3929, 3.50%, 10/20/2050	521	457
Pool # BW1726, 3.50%, 10/20/2050	628	550
Pool # BS8546, 2.50%, 12/20/2050	1,604	1,283
Pool # BR3928, 3.00%, 12/20/2050	812	700
Pool # BU7538, 3.00%, 12/20/2050	547	473
Pool # 785294, 3.50%, 1/20/2051	1,562	1,338
Pool # CA8452, 3.00%, 2/20/2051	2,250	1,938
Pool # CA9005, 3.00%, 2/20/2051	497	438
Pool # CB1543, 3.00%, 2/20/2051	1,538	1,304
Pool # CA3588, 3.50%, 2/20/2051	1,568	1,373
Pool # CB1536, 3.50%, 2/20/2051	1,695	1,495
Pool # CB1542, 3.00%, 3/20/2051	1,012	859
Pool # CC0070, 3.00%, 3/20/2051	249	216
Pool # CC8726, 3.00%, 3/20/2051	332	283
Pool # CC8738, 3.00%, 3/20/2051	423	361
Pool # CC8723, 3.50%, 3/20/2051	2,081	1,823
Pool # CC0088, 4.00%, 3/20/2051	86	78
Pool # CC0092, 4.00%, 3/20/2051	203	185
Pool # CC8727, 3.00%, 4/20/2051	546	463
Pool # CC8739, 3.00%, 4/20/2051	1,462	1,245
Pool # CC8740, 3.00%, 4/20/2051	1,242	1,057
Pool # CC8751, 3.00%, 4/20/2051	275	234

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3563, 3.50%, 7/20/2051	1,010	896
Pool # CE2586, 3.50%, 7/20/2051	1,472	1,289
Pool # CK1527, 3.50%, 12/20/2051	1,069	943
Pool # CJ8184, 3.50%, 1/20/2052	1,158	1,014
Pool # CK2716, 3.50%, 2/20/2052	869	752
Pool # MA8200, 4.00%, 8/20/2052	323	291
Pool # CV0172, 6.50%, 7/20/2053	758	783
Pool # CU6748, 6.00%, 9/20/2053	1,030	1,021
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	624	583
Pool # CU1093, 5.50%, 6/20/2063	929	892
Pool # CV6673, 5.50%, 6/20/2063	882	847
Pool # CU1092, 6.00%, 6/20/2063	966	952
Pool # 785183, 2.93%, 10/20/2070 (h)	777	674
Total Mortgage-Backed Securities (Cost $110,138)		94,522
Asset-Backed Securities — 3.1%
ACC Auto Trust Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	620	615
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	289	260
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 6.28%, 12/18/2037 (b) (h)	246	244
Series 2021-FL4, Class AS, 6.55%, 12/18/2037 (b) (h)	575	565
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (b) (e)	764	722
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	761
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	651	586
Series 2016-3, Class AA, 3.00%, 10/15/2028	456	408
Series 2021-1, Class B, 3.95%, 7/11/2030	851	739
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	530	502
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	220	201
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	810	733
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	404	366
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	340	293
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	325	279
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	42	41
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	420	394
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	507	461
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	778	691
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	558	521
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	293	263
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	400
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,014	853
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (b) (h)	461	450
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	210	204
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	350	346
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	845	844

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	38	37
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	118	101
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	461
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	640	561
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	108	99
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	265	242
DT Auto Owner Trust
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	225	220
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	373
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	760	746
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	435	431
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	303	272
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	128	114
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	485	477
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	514
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	437	419
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	291	282
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	743	735
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	293	290
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,215	1,042
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (b)	410	371
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	631	614
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (h)	745	611
Foundation Finance Trust Series 2023-2A, Class A, 6.53%, 6/15/2049 ‡ (b)	930	930
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,126	985
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	663	553
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	344	347
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	344	330
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	204	203
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	34	34
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	86	85
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	40	40
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,012
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	792	707
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	113	102
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (b)	597	588
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	447	417
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	418	381
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,102	1,002

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	175	172
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	485	485
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	295	251
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,235	2,041
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	72	69
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	546	525
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	98	98
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 9/25/2028 (b)	920	760
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (h)	1,079	979
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	1,052	1,015
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (e)	809	758
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	565	514
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (b)	420	382
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (b)	855	803
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (b)	315	300
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,393	2,106
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (h)	552	530
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (e)	284	263
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	995	936
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	675	656
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,697	1,564
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	535	504
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	775	751
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	172	160
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	190	177
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	160	151
Series 2019-2, Class B, 3.50%, 5/1/2028	402	362
Series 2016-1, Class A, 3.45%, 7/7/2028	478	426
Series 2016-2, Class A, 3.10%, 10/7/2028	678	582
Series 2018-1, Class A, 3.70%, 3/1/2030	516	442
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	82	80
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	166	164
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (b) (e)	173	167
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (e)	328	312
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (e)	371	349
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	1,514	1,407
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	1,283	1,209
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (e)	702	653
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (e)	518	496

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	986	933
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	1,128	1,050
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	312	296
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	785	772
Total Asset-Backed Securities (Cost $60,469)		56,120
Collateralized Mortgage Obligations — 0.8%
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	5	5
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 8.01%, 7/25/2043 (b) (h)	655	658
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (h)	895	824
FHLMC, REMIC Series 5225, Class QL, 4.00%, 5/25/2052	825	627
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	391	402
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	182	182
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	326	304
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	627
Series 2022-4, Class TA, 1.00%, 4/25/2051	878	671
Series 2022-46, Class GZ, 4.50%, 7/25/2052	719	580
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	773	773
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	531	531
Series 2022-93, Class JZ, 4.50%, 5/20/2052	468	304
Series 2015-H11, Class FC, 5.76%, 5/20/2065 (h)	491	486
Series 2021-H14, Class YD, 7.79%, 6/20/2071 (h)	1,018	900
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (e)	416	385
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (h)	108	107
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	951	854
Series 2019-1, Class MT, 3.50%, 7/25/2058	333	282
Series 2019-2, Class M55D, 4.00%, 8/25/2058	939	869
Series 2019-3, Class M55D, 4.00%, 10/25/2058	823	761
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,203	1,050
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,119	1,014
Series 2022-1, Class MTU, 3.25%, 11/25/2061	330	273
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (h)	1,946	1,534
Total Collateralized Mortgage Obligations (Cost $17,174)		15,003
Commercial Mortgage-Backed Securities — 0.4%
BPR Trust Series 2021-KEN, Class A, 6.70%, 2/15/2029 (b) (h)	415	410
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	601
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 7.11%, 7/25/2041 (b) (h)	877	821
Series 2021-MN1, Class M1, 7.31%, 1/25/2051 (b) (h)	170	165
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.73%, 7/25/2024 (h)	64,762	190
Series K-1511, Class A1, 3.28%, 10/25/2030	759	703
Series K-1510, Class A2, 3.72%, 1/25/2031	295	268

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	815	724
FNMA ACES
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (h)	325	291
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	555	423
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	1,620	1,278
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	120	112
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (h)	1,469	122
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (h)	595	528
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (h)	50	48
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (h)	450	425
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (h)	230	223
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	690
Total Commercial Mortgage-Backed Securities (Cost $8,915)		8,022
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	153
Republic of Panama 3.16%, 1/23/2030	300	251
Republic of Peru 2.78%, 12/1/2060	162	86
United Mexican States
3.50%, 2/12/2034	727	568
6.34%, 5/4/2053	200	181
Total Foreign Government Securities (Cost $1,603)		1,239
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	186
	SHARES (000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (k) (Cost $43,535)	43,535	43,535
Total Investments — 99.6% (Cost $1,752,193)		1,789,993
Other Assets Less Liabilities — 0.4%		7,903
NET ASSETS — 100.0%		1,797,896

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2023 is $367 or 0.02% of the Fund’s net
assets as of September 30, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2023.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of September 30, 2023.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2023.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of September 30, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	582	12/19/2023	USD	62,874	(1,170)
U.S. Treasury 5 Year Note	44	12/29/2023	USD	4,634	(46)
					(1,216)
Short Contracts
MSCI EAFE E-Mini Index	(180)	12/15/2023	USD	(18,375)	656
MSCI Emerging Markets E-Mini Index	(474)	12/15/2023	USD	(22,648)	808
S&P 500 E-Mini Index	(42)	12/15/2023	USD	(9,086)	387
					1,851
					635

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$52,673	$3,447	$56,120
Collateralized Mortgage Obligations	—	14,998	5	15,003
Commercial Mortgage-Backed Securities	—	8,022	—	8,022
Corporate Bonds	—	101,994	—	101,994
Exchange-Traded Funds	603,880	—	—	603,880
Foreign Government Securities	—	1,239	—	1,239
Investment Companies	763,679	—	—	763,679
Mortgage-Backed Securities	—	94,522	—	94,522
Municipal Bonds	—	186	—	186
U.S. Treasury Obligations	—	101,813	—	101,813
Short-Term Investments
Investment Companies	43,535	—	—	43,535
Total Investments in Securities	$1,411,094	$375,447	$3,452	$1,789,993
Appreciation in Other Financial Instruments
Futures Contracts	$1,851	$—	$—	$1,851
Depreciation in Other Financial Instruments
Futures Contracts	(1,216)	—	—	(1,216)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$635	$—	$—	$635
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$39,071	$—	$—	$—	$(1,901)	$37,170	802	$486	$—
JPMorgan BetaBuilders International Equity ETF (a)	248,867	1,614	3,327	8	(12,540)	234,622	4,503	998	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	18,741	—	—	—	(1,476)	17,265	222	162	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	206,261	—	40,516	(7,001)	(499)	158,245	3,578	1,775	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	63,130	—	47	(1)	(3,169)	59,913	796	219	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	54,177	731	—	—	(3,224)	51,684	967	270	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,882	—	2,831	(416)	413	1,048	24	32	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	181,315	1,913	2,951	(540)	(6,829)	172,908	25,132	1,913	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,848	78	—	—	(206)	4,720	829	79	—

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	$39,020	$—	$—	$—	$(1,434)	$37,586	2,516	$—	$—
JPMorgan Equity Index Fund Class R6 Shares (a)	445,301	6,362	15,476	1,217	(16,846)	420,558	6,539	1,662	—
JPMorgan High Yield Fund Class R6 Shares (a)	94,414	34,572	—	—	(1,079)	127,907	20,798	2,055	—
JPMorgan Inflation Managed Bond ETF (a)	44,885	—	—	—	(952)	43,933	972	411	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	38,256	75,695	70,416	—	—	43,535	43,535	580	—
Total	$1,482,168	$120,965	$135,564	$(6,733)	$(49,742)	$1,411,094		$10,642	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.